Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Current assets:
Cash and cash equivalents	$ 353,457	$ 156,634
Accounts receivable	3,412	63,370
Unbilled accounts receivable	101,816	0
Inventories	91,900	33,561
Deferred expenses	29,150	489
Prepaid expenses and other current assets	25,663	6,366
Total current assets	605,398	260,420
Property and equipment, at cost	48,722	37,177
Less: Accumulated depreciation	(23,844)	(18,560)
Property and equipment, net	24,878	18,617
Intangible assets, net	650	1,164
Other long-term assets	337	334
Total assets	631,263	280,535
Current liabilities:
Accounts payable	68,448	28,018
Accrued expenses	47,312	31,131
Sales tax payable	12,953	18,405
Deferred revenue, current	394,244	259,418
Total current liabilities	522,957	336,972
Deferred revenue, long-term	31,465	216,538
Other long-term liabilities	7,901	3,993
Total liabilities	562,323	557,503
Commitments and contingencies (Note 14)	0	0
Equity (deficit):
Common voting units, Class A, 0 units authorized, issued, and outstanding at September 24, 2022 and 7,071,424 units authorized, 5,997,632 units issued and outstanding at September 25, 2021	0	16,809
Additional paid-in capital—warrants	58,126	26,999
Additional paid-in capital	1,237,865	0
Accumulated deficit	(1,286,569)	(1,154,944)
Accumulated other comprehensive loss	(2,294)	(2,092)
Total stockholders' equity / members' deficit	7,184	(1,113,228)
Noncontrolling interest	61,756
Total equity (deficit)	68,940	(1,113,228)
Total liabilities, redeemable preferred and common units, and equity (deficit)	631,263	280,535
Preferred Units, Class B-1
Redeemable preferred and common units:
Redeemable preferred and common units	0	232,278
Preferred Units, Class B
Redeemable preferred and common units:
Redeemable preferred and common units	0	459,007
Common Units, Class C
Redeemable preferred and common units:
Redeemable preferred and common units	0	144,975
Class A Common Stock
Equity (deficit):
Common stock, value, issued	6
Class V-1 Common Stock
Equity (deficit):
Common stock, value, issued	8
Class V-3 Common Stock
Equity (deficit):
Common stock, value, issued	$ 42